Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000025733 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025733 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025733 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025733 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025733 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025733 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025733 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025733 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025733 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025733 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025733 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000025733 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025733 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025733 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025733 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025733 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025733 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025733 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025740 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025740 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025740 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025740 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025740 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025740 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025740 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025740 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025740 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025740 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025740 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025740 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025740 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025740 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000025740 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025740 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025740 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025740 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025740 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025741 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025741 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025741 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025741 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025741 | Enpro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025741 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | Stock Yards Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | Janus Henderson Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025741 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025741 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025741 | Financial
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000025741 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025741 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025741 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000025741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025741 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025742 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025742 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025742 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025742 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025742 | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025742 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025742 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025742 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025742 | PJT Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025742 | Workiva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025742 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000025742 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025742 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025742 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000025742 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025742 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000025742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025742 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025742 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200087 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200087 | Arrowhead Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200087 | CareTrust REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200087 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200087 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200087 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000200087 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000200087 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000200087 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000200087 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200087 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200087 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025743 | Crown Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025743 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025743 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025743 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025743 | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025743 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025743 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025743 | East West Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025743 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025743 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025743 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025743 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025743 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000025743 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025743 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025743 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000025743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025743 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025743 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263386 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263386 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000263386 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263386 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263386 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263386 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263386 | HEICO Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263386 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263386 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263386 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263386 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000263386 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263386 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000263386 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000263386 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000263386 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000263386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263386 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025744 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025744 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025744 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025744 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | Twilio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025744 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025744 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025744 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025744 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000025744 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025744 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025744 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000025744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025744 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025746 | AAA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025746 | AA
Holdings [Line Items]
Percent of Total Investments	20.60%
C000025746 | A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000025746 | BBB
Holdings [Line Items]
Percent of Total Investments	10.60%
C000025746 | BB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000025746 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000047659 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000047659 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047659 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047659 | Financial
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000047659 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000047659 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000047659 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000047659 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047659 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047659 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047659 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000047659 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000047659 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000047659 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000047659 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047659 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047659 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047659 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218762 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218762 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218762 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218762 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218762 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218762 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218762 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218762 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218762 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218762 | Global X S&P 500 Catholic Values ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218762 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000218762 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000218762 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000218762 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000218762 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000218762 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218762 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047651 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000047651 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000047651 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000047651 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047651 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047651 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047651 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047651 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047653 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000047653 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000047653 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000047653 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047653 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047653 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047653 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047653 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047653 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047653 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047653 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047653 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047654 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000047654 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000047654 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000047654 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000047654 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047654 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047654 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047654 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047654 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047654 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047654 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047654 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047655 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000047655 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000047655 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000047655 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000047655 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047655 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047655 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047655 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047655 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047655 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047655 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047655 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047656 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000047656 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047656 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000047656 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000047656 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047656 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047656 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047656 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047656 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047656 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047656 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047656 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047657 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000047657 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000047657 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000047657 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000047657 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047657 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000047657 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047657 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047657 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047657 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047657 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047657 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047658 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047658 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047658 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000047658 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000047658 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047658 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000047658 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047658 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047658 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047658 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047658 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047658 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112889 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000112889 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112889 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000112889 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000112889 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112889 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112889 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112889 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112889 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112889 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112889 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000112889 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168453 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168453 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000168453 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000168453 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168453 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168453 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168453 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168453 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168453 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168453 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168453 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000168453 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200088 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200088 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000200088 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000200088 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200088 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000200088 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200088 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200088 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200088 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200088 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200088 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200088 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218763 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218763 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000218763 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000218763 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218763 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000218763 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218763 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218763 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218763 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218763 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218763 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218763 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259883 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259883 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259883 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000259883 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000259883 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000259883 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259883 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259883 | Small Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259883 | Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259883 | Mid Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259883 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000259883 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000025747 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000025747 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000025747 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025747 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025747 | US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025747 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025747 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000025747 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025734 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000025734 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025734 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025734 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000025734 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025734 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000025734 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025735 | Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025735 | Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025735 | Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000025735 | International Fund
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000025735 | Mid Cap Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000025735 | Small Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025735 | Small Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025735 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000025735 | Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025736 | Less than one month
Holdings [Line Items]
Percent of Total Investments	29.40%
C000025736 | 1-3 Months
Holdings [Line Items]
Percent of Total Investments	47.30%
C000025736 | 3-6 Months
Holdings [Line Items]
Percent of Total Investments	23.30%
C000025738 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	0.80%
C000025738 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	28.20%
C000025738 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	41.60%
C000025738 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	29.40%
C000025738 | AAA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000025738 | AA
Holdings [Line Items]
Percent of Total Investments	53.80%
C000025738 | A
Holdings [Line Items]
Percent of Total Investments	10.50%
C000025738 | BBB
Holdings [Line Items]
Percent of Total Investments	34.00%
C000025738 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000025739 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	0.70%
C000025739 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	6.40%
C000025739 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	23.00%
C000025739 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	27.10%
C000025739 | More than 10 years
Holdings [Line Items]
Percent of Total Investments	42.80%
C000025739 | AAA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000025739 | AA
Holdings [Line Items]
Percent of Total Investments	57.00%
C000025739 | A
Holdings [Line Items]
Percent of Total Investments	10.90%
C000025739 | BBB
Holdings [Line Items]
Percent of Total Investments	31.70%
C000025739 | BB
Holdings [Line Items]
Percent of Total Investments	0.30%